NUVEEN NWQ MULTI-CAP VALUE FUND

SUPPLEMENT DATED AUGUST 5, 2019

TO THE SUMMARY PROSPECTUS DATED OCTOBER 31, 2018

Class R3 shares of Nuveen NWQ Multi-Cap Value Fund are no longer being offered for sale. Any references to Nuveen NWQ Multi-Cap Value Fund Class R3 shares in this summary prospectus are deleted.

PLEASE KEEP THIS WITH YOUR

SUMMARY PROSPECTUS

FOR FUTURE REFERENCE

MGN-MCVS-0819P